Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2022	May 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 229,041	$ 458,858
Refund liability	[1]	95,398	164,353
Rent payable		33,829	17,980
Payable for purchase of property and equipment		27,240	79,132
Refundable fees received from students	[2]	22,481	12,999
Amounts reimbursable to employees	[3]	14,425	24,983
Accrued advertising fees		10,632	23,607
Royalty fees payable	[4]	10,166	7,967
VAT payable		8,907	17,358
Refundable deposits	[5]	8,418	16,263
Welfare payable		8,156	12,593
Accrued professional service fees		6,015	8,278
Other taxes payable		4,897	8,779
Payable for investments and acquisitions		1,097	6,536
Others	[6]	29,562	48,545
Total		$ 510,264	$ 908,231

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.
[3]	Amounts reimbursable to employees include travelling and business related expenses.
[4]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[5]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[6]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.